SUBSEQUENT EVENTS (Details Textual)	1 Months Ended
Feb. 28, 2013
Subsequent Event, Date Evaluated, Description	On February 14, 2013, the Company declared a dividend distribution of $ 0.12 per share ($ 4,397 in the aggregate) which was paid on March 14, 2013